Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,323,616
Proposed Maximum Offering Price per Unit	4.32
Maximum Aggregate Offering Price	$ 14,358,021.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,982.85
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.001 per share ("Common Stock"), of Larimar Therapeutics, Inc. (the "Registrant") issuable under the Larimar Therapeutics, Inc. 2020 Equity Incentive Plan (the "Plan") by reason of any future stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Plan on January 1, 2026, pursuant to an "evergreen" provision contained in the Plan. Pursuant to such provision in the Plan, as of the first day of each fiscal year, the aggregate number of shares of Common Stock that may be issued under the Plan shall automatically increase by a number equal to the lesser of (i) 4.0% of the total number of shares of Common Stock issued and outstanding on December 31 of the immediately preceding fiscal year and (ii) such smaller number of shares of Common Stock as determined by the Registrant's Board of Directors. (3) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Market on March 18, 2026.